UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21809
Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Equity Premium and Growth Fund (JPG) March 31, 2006

Shares	Description	Value

	Common Stocks - 96.2%

	Aerospace & Defense - 1.4%

20,500	Boeing Company	$1,597,565
4,500	Goodrich Corporation	196,245
28,500	Honeywell International Inc.	1,218,945
23,400	United Technologies Corporation	1,356,498

	Total Aerospace & Defense	4,369,253

	Air Freight & Logistics - 0.6%

25,200	United Parcel Service, Inc., Class B	2,000,376

	Airlines - 0.3%

8,000	AirTran Holdings, Inc., (1)	144,880
16,500	AMR Corporation-DEL, (1)	446,325
9,600	Continental Airlines, Inc., (1)	258,240
3,800	US Airways Group, Inc., (1)	152,000

	Total Airlines	1,001,445

	Auto Components - 0.2%

24,800	American Axle and Manufacturing Holdings Inc.	424,824
4,200	Superior Industries International, Inc.	81,312

	Total Auto Components	506,136

	Automobiles - 0.7%

140,900	Ford Motor Company	1,121,564
48,600	General Motors Corporation	1,033,722

	Total Automobiles	2,155,286

	Beverages - 0.5%

35,000	Coca-Cola Company	1,465,450

	Biotechnology - 0.5%

18,400	Amgen Inc., (1)	1,338,600
2,000	Gilead Sciences, Inc., (1)	124,440

	Total Biotechnology	1,463,040

	Capital Markets - 1.7%

4,700	Administradora de Fondos de Pensiones Provida SA	125,020
8,100	Bay View Capital Corporation, (1)	141,345
36,000	Charles Schwab Corporation	619,560
8,500	Goldman Sachs Group, Inc.	1,334,160
11,500	Merrill Lynch & Co., Inc.	905,740
31,000	Morgan Stanley	1,947,420
16,800	Waddell & Reed Financial, Inc., Class A	388,080

	Total Capital Markets	5,461,325

	Chemicals - 2.3%

44,000	Dow Chemical Company	1,786,400
74,200	E.I. Du Pont de Nemours and Company	3,131,982
2,700	Eastman Chemical Company	138,186
5,300	Lyondell Chemical Company	105,470
63,700	NL Industries Inc.	677,131
17,500	Olin Corporation	375,725
13,000	PPG Industries, Inc.	823,550
9,600	RPM International, Inc.	172,224

	Total Chemicals	7,210,668

	Commercial Banks - 9.2%

167,514	Bank of America Corporation	7,628,633
1,700	BB&T Corporation	66,640
7,500	Comerica Incorporated	434,775
18,000	Fifth Third Bancorp.	708,480
53,500	First Horizon National Corporation	2,228,275
30,000	HSBC Holdings PLC, Sponsored ADR	2,513,400
87,400	Lloyds TSB Group PLC, Sponsored ADR	3,364,026
4,500	National Australia Bank Limited, Sponsored ADR	605,475
28,500	National City Corporation	994,650
28,200	Regions Financial Corporation	991,794
22,000	TrustCo Bank Corporation NY	267,740
93,000	U.S. Bancorp.	2,836,500
49,800	Wachovia Corporation	2,791,290
28,800	Washington Mutual, Inc.	1,227,456
40,800	Wells Fargo & Company	2,605,896

	Total Commercial Banks	29,265,030

	Commercial Services & Supplies - 1.3%

4,500	Administaff, Inc.	244,620
22,000	Automatic Data Processing, Inc.	1,004,960
2,000	Avery Dennison Corporation	116,960
39,100	Deluxe Corporation	1,023,247
8,000	Paychex, Inc.	333,280
38,500	ServiceMaster Company	505,120
14,000	Standard Register Company	217,000
118,800	Synagro Technologies, Inc.	594,000

	Total Commercial Services & Supplies	4,039,187

	Communications Equipment - 2.2%

26,300	Ciena Corporation, (1)	137,023
101,400	Cisco Systems, Inc., (1)	2,197,338
43,900	Corning Incorporated, (1)	1,181,349
100,800	JDS Uniphase Corporation, (1)	420,336
42,000	Lucent Technologies Inc., (1)	128,100
37,200	Motorola, Inc.	852,252
43,500	QUALCOMM Inc.	2,201,535

	Total Communications Equipment	7,117,933

	Computers & Peripherals - 1.9%

23,000	Apple Computer, Inc., (1)	1,442,560
22,500	Dell Inc., (1)	669,600
65,500	Hewlett-Packard Company	2,154,950
23,200	International Business Machines Corporation (IBM)	1,913,304

	Total Computers & Peripherals	6,180,414

	Containers & Packaging - 0.5%

22,600	Chesapeake Corporation	313,688
54,200	Packaging Corp of America	1,216,248

	Total Containers & Packaging	1,529,936

	Diversified Financial Services - 4.5%

2,000	Chicago Merchantile Exchange	895,000
178,500	Citigroup Inc.	8,430,555
25,300	Gladstone Capital Corporation	545,215
104,500	JPMorgan Chase & Co.	4,351,380

	Total Diversified Financial Services	14,222,150

	Diversified Telecommunication Services - 4.4%

23,500	Alaska Communications Systems Group Inc.	285,055
118,000	AT&T Inc.	3,190,720
115,000	Chunghwa Telecom Co., Ltd., Sponsored ADR	2,252,850
106,600	Citizens Communications Company	1,414,582
7,200	Compania Anonima Nacional Telefonos de Venezuela	152,496
34,700	Compania de Telecomunicaciones de Chile S.A., Sponsored ADR	310,218
37,500	FairPoint Communications Inc.	518,250
8,600	PT Telekomunikasi Indonesia	260,666
8,400	Telecomunicacoes de Sao Paulo S.A	207,480
35,600	Telstra Corporation Limited, ADR	477,396
25,100	Valor Communications Group Inc.	330,316
140,000	Verizon Communications Inc.	4,768,400

	Total Diversified Telecommunication Services	14,168,429

	Electric Utilities - 1.3%

5,400	Ameren Corporation	269,028
20,500	Consolidated Edison, Inc.	891,750
12,000	Duquesne Light Holdings Inc.	198,000
6,000	Enel SpA, Sponsored ADR	253,440
14,700	Great Plains Energy Incorporated	413,805
25,000	Progress Energy, Inc.	1,099,500
9,500	Southern Company	311,315
16,000	TXU Corporation	716,160

	Total Electric Utilities	4,152,998

	Electrical Equipment - 1.1%

4,400	American Power Conversion Corporation	101,684
2,500	Cooper Industries, Ltd., Class A	217,250
30,000	Emerson Electric Co.	2,508,900
5,000	Hubbell Incorporated, Class B	256,300
6,000	Rockwell Automation, Inc.	431,460

	Total Electrical Equipment	3,515,594

	Electronic Equipment & Instruments - 0.0%

3,800	MEMC Electronic Materials, (1)	140,296

	Energy Equipment & Services - 1.7%

10,700	Baker Hughes Incorporated	731,880
2,500	Diamond Offshore Drilling, Inc.	223,750
19,200	Halliburton Company	1,401,984
7,000	National-Oilwell Varco Inc., (1)	448,840
16,100	Schlumberger Limited	2,037,777
7,000	Transocean Inc., (1)	562,100
3,800	Weatherford International Ltd., (1)	173,850

	Total Energy Equipment & Services	5,580,181

	Food & Staples Retailing - 1.3%

62,500	Albertson’s, Inc.	1,604,375
14,000	CVS Corporation	418,180
42,400	Wal-Mart Stores, Inc.	2,002,976

	Total Food & Staples Retailing	4,025,531

	Food Products - 1.0%

77,800	ConAgra Foods, Inc.	1,669,588
84,700	Sara Lee Corporation	1,514,436

	Total Food Products	3,184,024

	Gas Utilities - 2.3%

6,600	AGL Resources Inc.	237,930
6,000	Atmos Energy Corporation	157,980
77,000	KeySpan Corporation	3,146,990
41,000	Nicor Inc.	1,621,960
65,000	Peoples Energy Corporation	2,316,600

	Total Gas Utilities	7,481,460

	Health Care Equipment & Supplies - 0.3%

6,300	Baxter International Inc.	244,503
3,000	Express Scripts, Inc., (1)	263,700
6,000	Guidant Corporation	468,360

	Total Health Care Equipment & Supplies	976,563

	Health Care Providers & Services - 1.0%

7,500	Caremark Rx, Inc., (1)	368,850
7,000	Coventry Health Care, Inc., (1)	377,860
3,000	Medco Health Solutions, Inc., (1)	171,660
25,800	UnitedHealth Group Incorporated	1,441,188
11,400	Wellpoint Inc., (1)	882,702

	Total Health Care Providers & Services	3,242,260

	Hotels, Restaurants & Leisure - 0.9%

9,600	Harrah’s Entertainment, Inc.	748,416
5,500	International Game Technology	193,710
35,000	McDonald’s Corporation	1,202,600
10,200	Wendy’s International, Inc.	633,012

	Total Hotels, Restaurants & Leisure	2,777,738

	Household Durables - 1.2%

7,600	Furniture Brands International, Inc.	186,276
13,500	Kimball International Inc., Class B	203,040
5,000	Maytag Corporation	106,650
55,500	Newell Rubbermaid Inc.	1,398,045
12,000	Snap-on Incorporated	457,440
13,500	Stanley Works	683,910
8,400	Whirlpool Corporation	768,348

	Total Household Durables	3,803,709

	Household Products - 2.1%

20,000	Kimberly-Clark Corporation	1,156,000
95,000	Procter & Gamble Company	5,473,900

	Total Household Products	6,629,900

	Industrial Conglomerates - 4.9%

32,000	3M Co.	2,422,080
6,700	American Standard Companies Inc.	287,162
325,900	General Electric Company	11,334,802
7,200	Genuine Parts Company	315,576
43,900	Tyco International Ltd.	1,180,032

	Total Industrial Conglomerates	15,539,652

	Insurance - 3.8%

20,000	Allstate Corporation	1,042,200
91,000	American Financial Realty Trust	1,060,150
47,500	American International Group, Inc.	3,139,275
12,000	Arthur J. Gallagher & Co.	333,720
12,000	Fidelity National Financial, Inc.	426,360
36,000	Jefferson-Pilot Corporation	2,013,840
42,000	Lincoln National Corporation	2,292,780
6,000	Prudential Financial, Inc.	454,860
11,400	St. Paul Travelers Companies, Inc.	476,406
8,400	Unitrin, Inc.	390,684
10,200	XL Capital Ltd, Class A	653,922

	Total Insurance	12,284,197

	Internet Software & Services - 1.5%

36,300	eBay Inc., (1)	1,417,878
2,000	F5 Networks, Inc., (1)	144,980
1,400	Google Inc., Class A, (1)	546,000
6,000	Openwave Systems Inc. (1)	129,480
90,100	United Online, Inc.	1,158,686
47,500	Yahoo! Inc., (1)	1,532,350

	Total Internet Software & Services	4,929,374

	Leisure Equipment & Products - 0.4%

11,500	Eastman Kodak Company	327,060
47,000	Mattel, Inc.	852,110
4,100	Polaris Industries Inc.	223,696

	Total Leisure Equipment & Products	1,402,866

	Machinery - 0.9%

2,100	Briggs & Stratton Corporation	74,277
30,000	Caterpillar Inc.	2,154,300
5,100	Deere & Company	403,155

4,000	Reinhold Industries Inc., Class A	40,640
2,100	Volvo AB	97,902

	Total Machinery	2,770,274

	Media - 0.9%

4,500	Clear Channel Communications, Inc.	130,545
15,600	Dow Jones & Company, Inc.	613,080
25	Live Nation Inc. (1)	496
88,300	Regal Entertainment Group, Class A	1,660,923
22,500	Westwood One, Inc.	248,400
18,500	World Wrestling Entertainment, Inc.	312,650

	Total Media	2,966,094

	Metals & Mining - 2.0%

9,200	Alcoa Inc.	281,152
56,000	Companhia Siderurgica Nacional S.A., Sponsored ADR	1,759,520
8,500	Gerdau SA	191,420
3,800	Phelps Dodge Corporation	306,014
46,600	Southern Copper Corporation	3,936,768

	Total Metals & Mining	6,474,874

	Multiline Retail - 0.7%

9,600	Federated Department Stores, Inc.	700,800
5,500	J.C. Penney Company, Inc.	332,255
19,500	Nordstrom, Inc.	764,010
9,000	Target Corporation	468,090

	Total Multiline Retail	2,265,155

	Multi-Utilities - 1.4%

4,800	Dominion Resources, Inc.	331,344
76,000	Duke Energy Corporation	2,215,400
22,400	National Grid PLC, Sponsored ADR	1,111,712
10,500	ONEOK, Inc.	338,625
19,800	United Utilities PLC, Sponsored ADR	480,150

	Total Multi-Utilities	4,477,231

	Oil, Gas & Consumable Fuels - 6.9%

6,000	Burlington Resources Inc.	551,460
68,900	ChevronTexaco Corporation	3,994,133
37,500	ConocoPhillips	2,368,125
10,500	Eni S.p.A., Sponsored ADR	598,290
2,000	EOG Resources, Inc.	144,000
185,000	Exxon Mobil Corporation	11,259,100
3,500	Kinder Morgan Inc.	321,965
7,800	Marathon Oil Corporation	594,126
13,000	Occidental Petroleum Corporation	1,204,450
11,000	Valero Energy Corporation	657,580
4,200	Williams Companies Inc.	89,838
6,400	XTO Energy, Inc.	278,848

	Total Oil, Gas & Consumable Fuels	22,061,915

	Paper & Forest Products - 1.1%

4,000	International Paper Company	138,280
13,000	MeadWestvaco Corporation	355,030
56,600	Potlatch Corporation	2,424,744
8,400	Weyerhaeuser Company	608,412

	Total Paper & Forest Products	3,526,466

	Personal Products - 0.2%

23,000	Avon Products, Inc.	716,910

	Pharmaceuticals - 8.7%

65,000	Abbott Laboratories	2,760,550
169,000	Bristol-Myers Squibb Company	4,159,090
44,200	Eli Lilly and Company	2,444,260
86,400	Johnson & Johnson	5,116,608
140,500	Merck & Co. Inc.	4,949,815
2,800	Myogen, Inc. (1)	101,444
258,500	Pfizer Inc.	6,441,820
36,000	Wyeth	1,746,720

	Total Pharmaceuticals	27,720,307

	Real Estate - 3.3%

9,700	American Home Mortgage Investment Corp.	302,737
4,000	Colonial Properties Trust	200,520
73,300	Crescent Real Estate Equities Company	1,544,431
43,500	Equity Office Properties Trust	1,460,730
58,500	Health Care REIT, Inc.	2,228,850
47,000	Hospitality Properties Trust	2,052,490
87,500	HRPT Properties Trust	1,027,250
10,000	Lexington Corporate Properties Trust	208,500
4,900	Mills Corp.	137,200
13,800	Nationwide Health Properties, Inc.	296,700
10,000	New Century Financial Corporation	460,200
10,500	Omega Healthcare Investors Inc.	147,210
40,000	Trustreet Properties, Inc.	607,600

	Total Real Estate	10,674,418

	Road & Rail - 0.2%

26,500	Laidlaw International Inc.	720,800

	Semiconductors & Equipment - 3.2%

17,200	Advanced Micro Devices, Inc., (1)	570,352
24,000	Analog Devices, Inc.	918,960
52,200	Applied Materials, Inc.	914,022
22,000	Broadcom Corporation, Class A, (1)	949,520
118,500	Intel Corporation	2,292,975
18,800	Linear Technology Corporation	659,504
21,000	Maxim Integrated Products, Inc.	780,150
14,500	Microchip Technology Incorporated	526,350
19,000	National Semiconductor Corporation	528,960
6,700	NVIDIA Corporation, (1)	383,642
34,200	Texas Instruments Incorporated	1,110,474
17,300	Xilinx, Inc.	440,458

	Total Semiconductors & Equipment	10,075,367

	Software - 3.5%

15,500	Adobe Systems Incorporated	541,260
1,700	Electronic Arts Inc. (EA), (1)	93,024
289,000	Microsoft Corporation	7,863,690
99,975	Oracle Corporation, (1)	1,368,671
5,500	Red Hat, Inc., (1)	153,890
4,000	Salesforce.com, Inc., (1)	145,320
36,000	Symantec Corporation, (1)	605,880
10,700	VeriSign, Inc., (1)	256,693

	Total Software	11,028,428

	Specialty Retail - 2.7%

7,500	Abercrombie & Fitch Co., Class A	437,250
17,000	American Eagle Outfitters, Inc.	507,620
17,000	Best Buy Co., Inc.	950,810
7,500	Chico’s FAS, Inc., (1)	304,800
14,000	Gap, Inc.	261,520
59,000	Home Depot, Inc.	2,495,700
30,700	Limited Brands, Inc.	750,922
16,000	Lowe’s Companies, Inc.	1,031,040
7,000	Office Depot, Inc., (1)	260,680
37,600	Pier 1 Imports, Inc.	436,536
7,300	Sherwin-Williams Company	360,912
5,900	Talbots, Inc.	158,533
1,900	Tiffany & Co	71,326
11,000	TJX Companies, Inc.	273,020
4,900	Tuesday Morning Corporation	113,141
2,700	Urban Outfitters, Inc., (1)	66,258

	Total Specialty Retail	8,480,068

	Textiles, Apparel & Luxury Goods - 0.2%

4,800	bebe stores, inc.	88,416
7,500	Cherokee Inc.	302,025
8,500	Coach, Inc., (1)	293,930

	Total Textiles, Apparel & Luxury Goods	684,371

	Thrifts & Mortgage Finance - 1.0%

20,500	Fannie Mae	1,053,700
115,000	New York Community Bancorp, Inc.	2,014,800

	Total Thrifts & Mortgage Finance	3,068,500

	Tobacco - 2.2%

72,700	Altria Group, Inc.	5,151,523
1,500	Reynolds American Inc.	158,250
30,000	UST Inc.	1,248,000
31,800	Vector Group Ltd.	606,108

	Total Tobacco	7,163,881

	Transportation Infrastructure - 0.1%

6,000	Grupo Aeroportuario del Sureste SA de CV	200,280
6,700	Stolt-Nielsen S.A., Sponsored ADR	205,690

	Total Transportation Infrastructure	405,970

	Total Common Stocks (cost $295,979,142)	307,103,430

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Put Options - 0.1%

285	S&P 500 Index	$33,487,500	4/22/06	$1175	$11,400
280	S&P 500 Index	32,200,000	5/20/06	1150	30,800
290	S&P 500 Index	34,075,000	5/20/06	1175	46,400
444	S&P 500 Index	53,280,000	5/20/06	1200	106,560
312	S&P 500 Index	36,660,000	6/17/06	1175	96,720
282	S&P 500 Index	33,840,000	6/17/06	1200	129,720

1,893	Total Put Options (cost $768,223)	223,542,500			421,600

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments - 5.5%

$17,709	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $17,714,845, collateralized by $19,090,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $18,063,913	4.250%	4/03/06		$17,708,573

	Total Short-Term Investments (cost $17,708,573)				17,708,573

	Total Investments (cost $314,455,938) – 101.8%				325,233,603

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options (2) - (1.9)%

(250)	S&P 500 Index	$(31,250,000)	4/22/06	$1250	$(1,241,250)
(511)	S&P 500 Index	(65,152,500)	4/22/06	1275	(1,428,245)
(250)	S&P 500 Index	(32,500,000)	4/22/06	1300	(287,500)
(201)	S&P 500 Index	(25,125,000)	5/20/06	1250	(1,128,615)
(440)	S&P 500 Index	(56,100,000)	5/20/06	1275	(1,595,000)
(241)	S&P 500 Index	(31,330,000)	5/20/06	1300	(482,000)

(1,893)	Total Call Options (premiums received $6,980,306)	(241,457,500)			(6,162,610)

	Other Assets Less Liabilities - 0.1%				261,203

	Net Assets - 100%				$319,332,196

(1)	Non-income producing.

(2)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price multiplied by 100.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $314,455,938.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$16,609,171
Depreciation	(5,831,506)

Net unrealized appreciation (depreciation) of investments	$10,777,665

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.